Common Stock (Details) (USD $)	0 Months Ended	3 Months Ended
	Feb. 11, 2014	Mar. 31, 2014
Common Stock [Abstract]
Sale number of common stock		1,590,000
Sale of common stock purchase price		$ 0.50
Gross proceeds from common stock issued	$ 5,000,000	$ 795,000
Purchase of common stock pending successful completion of the subscription process		1,210,000
Purchase of common stock pending successful completion of the subscription process, deposits received		$ 605,000